THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN SMALL CAP FUND JUNE 30, 2022 (UNAUDITED)

SCHEDULE OF INVESTMENTS COMMON STOCK** — 91.5%

	Shares	Value
CONSUMER DISCRETIONARY — 22.2%

Dorman Products *	138,575	$15,203,063

Malibu Boats, Cl A *	184,194	9,708,866

Murphy USA	59,949	13,960,324

Polaris	140,349	13,933,849

Thor Industries	147,302	11,007,878

		63,813,980

CONSUMER STAPLES — 14.8%

Boston Beer, Cl A *	24,364	7,381,561

Darling Ingredients *	296,911	17,755,278

MGP Ingredients	173,741	17,389,737

		42,526,576

INDUSTRIALS — 37.2%

AGCO	118,625	11,708,287

Brink’s	254,278	15,437,217

Clean Harbors *	69,847	6,123,486

Crane	147,105	12,880,514

Dycom Industries *	208,065	19,358,368

Enerpac Tool Group, Cl A	726,787	13,823,489

Timken	274,175	14,544,984

Univar Solutions *	539,046	13,406,074

		107,282,419

INFORMATION TECHNOLOGY — 7.5%

Belden	175,898	9,370,086

CMC Materials	70,261	12,259,842

		21,629,928

MATERIALS — 9.8%

Ingevity *	201,616	12,730,034

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN SMALL CAP FUND JUNE 30, 2022 (UNAUDITED)

SCHEDULE OF INVESTMENTS COMMON STOCK** — (continued)

	Shares	Value
MATERIALS — (continued)

Stepan	151,862	$15,391,214

		28,121,248

TOTAL COMMON STOCK
(Cost $229,646,993)		263,374,151

TOTAL INVESTMENTS— 91.5%
(Cost $229,646,993)		$263,374,151

Percentages are based on Net Assets of $287,956,415.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

As of June 30, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN U.S. EQUITY FUND JUNE 30, 2022 (UNAUDITED)

SCHEDULE OF INVESTMENTS COMMON STOCK** — 91.4%

	Shares	Value
CONSUMER DISCRETIONARY — 16.2%

Murphy USA	10,176	$2,369,685

Polaris	22,595	2,243,232

Thor Industries	26,992	2,017,112

		6,630,029

CONSUMER STAPLES — 11.0%

Boston Beer, Cl A *	6,435	1,949,612

Darling Ingredients *	43,000	2,571,400

		4,521,012

INDUSTRIALS — 47.0%

AGCO	16,429	1,621,542

Armstrong World Industries	21,517	1,612,914

Brink’s	37,065	2,250,216

Clean Harbors *	13,401	1,174,866

Crane	22,775	1,994,179

Dycom Industries *	30,209	2,810,645

IDEX	9,123	1,657,011

Timken	40,313	2,138,605

Univar Solutions *	84,452	2,100,321

Watsco	7,879	1,881,663

		19,241,962

INFORMATION TECHNOLOGY — 13.8%

Broadridge Financial Solutions	15,113	2,154,358

CMC Materials	13,336	2,326,999

Western Union	70,415	1,159,735

		5,641,092

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN U.S. EQUITY FUND JUNE 30, 2022 (UNAUDITED)

SCHEDULE OF INVESTMENTS COMMON STOCK** — (continued)

	Shares	Value
MATERIALS — 3.4%

Westrock	34,560	$1,376,870

TOTAL COMMON STOCK
(Cost $30,138,678)		37,410,965

TOTAL INVESTMENTS— 91.4%
(Cost $30,138,678)		$37,410,965

Percentages are based on Net Assets of $40,931,988.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

As of June 30, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

SAM-QH-001-0300